Exhibit 99.1

The Board of Directors of

Towd Point Mortgage Funding 2020 - Auburn 14 PLC

Level 37

25 Canada Square

London

E14 5LQ

(the “Issuer”)

The Board of Directors of

Cerberus European Residential Holdings B.V.

Oude Utrechtseweg 32

Baarn

Utrecht

3743 KN

(the “Seller”)

Merrill Lynch International

2 King Edward Street

London

EC1A 1HQ

(“BAML”, and the “Arranger”)

Wells Fargo Securities, LLC

375 Park Ave

New York

NY

10152

(“Wells Fargo LLC”)

Morgan Stanley & Co. International plc

25 Cabot Square

Canary Wharf

London

E14 4QA

(“Morgan Stanley”)

Citigroup Global Markets Limited

Citigroup Centre

Canada Square, Canary Wharf

London

E14 5LB

(“Citi”, and together with Morgan Stanley and BAML, the “Joint Lead Managers”)

and the other Managers (as defined in Appendix 1 of the Engagement Letter)

23 January 2020

PROPOSED ISSUE BY TOWD POINT MORTGAGE FUNDING 2020—AUBURN 14 PLC OF RESIDENTIAL MORTGAGE BACKED FLOATING RATE NOTES (the “Issue”)

Dear Sirs and Madams

We have performed the procedures enumerated below, which were agreed to by the Issuer, the Seller, the Arranger, the Joint Lead Managers and the Managers (as defined in Appendix 1 of the Engagement Letter). The procedures were performed solely for the purpose of certain agreed upon procedures on certain loans (the “Loan Pool”) related to the issuance of residential mortgage-backed floating rate securities by the Issuer. This agreed upon procedures engagement was conducted in accordance with attestation standards established by the American Institute of Certified Public Accountants. The sufficiency of these procedures is solely the responsibility of the Issuer, the Seller, the Arranger, the Joint Lead Managers and the Managers. Consequently, we make no representation regarding the sufficiency of the procedures described below either for the purpose for which this report has been requested or for any other purpose.

This report (the “Asset Agreed Upon Procedures Report”) is addressed to the Board of Directors of the Issuer, the Board of Directors of the Seller, the Arranger, the Joint Lead Managers and the Managers identified in Appendix 1 of the Engagement Letter who have agreed to participate in the proposed Issue.

These procedures were established with the Issuer, the Seller, the Arranger, the Joint Lead Managers and the Managers and the sufficiency of the procedures as described below is solely the responsibility of the Issuer, the Seller, the Arranger, the Joint Lead Managers and the Managers.

The procedures that we performed and our findings are as follows:

1.	Scope of our work and factual findings

The procedures performed were as defined in Appendix 4 of the Engagement Letter (the “Agreed Upon Procedures”).

The Issuer provided us with a data file, ‘‘Deloitte - TPMF 2020- A14 Loan Accounts 31.10.2019.xlsx’ (the “First Pool Run”) which contained a total of 7,179 account numbers, one for each loan in the Loan Pool as at 31 October 2019 (the “cut-off date”). Of these, 7,092 loans had a current balance (the “live loans”).

A random sample of 450 loans was selected from the live loans within the First Pool Run using the sampling approach below (the “Sample”).

The issuer then provided us with a data file ‘TPMF 2020 - DT Sample 450 BoE LLD 31.10.2019.xlsx’ containing information for each loan in the Sample (the “Sample Pool”) as at the cut-off date.

We have carried out the Agreed Upon Procedures on the Sample Pool during the period 6 to 9 January 2020.

The sampling approach

Sampling confidence is the probability that the actual errors, within a total population, are contained within the range of an estimate. Precision is the range of that estimate. The precision limit is the estimated maximum predicted number of errors within the total population. Sampling confidence and precision are stated in percentages.

Attribute sampling is a method of assessing the rate of occurrences of a specified attribute in a population and requires agreed upon procedures in relation to certain characteristics of a random sample of individual loans. In this case the Agreed Upon Procedures related to the documentation and procedures that support the Sample Pool contained in the First Pool Run.

Our method of calculating attribute sample sizes is based on the binomial probability distribution.

Statistical tests can only provide estimates of the error.

The procedures we have undertaken, set out in paragraphs 2.1 to 2.26 under the agreed upon procedures sections below, have been limited to confirming that the selected attribute from the First Pool Run information relating to the Sample Pool agreed to the original loan documentation or copies thereof provided to us in the loan file. We are entitled to assume that the loan documentation is correct and we have not sought to independently verify this information. The loan documentation used in these Agreed Upon Procedures was the Application Form, Offer Letter, certificate of title (”CoT”), report on title (“RoT”), Valuation Report, valuer correspondence, completion letter, KFI/product change document, Land Registry report, credit search, income confirmation evidence, Mortgage Deed, identification documents and the Phoebus system and the data file ‘Date Last in Arrears.xlsx’, (the “System Extract” and together with Phoebus, the “System”)..

Objectives

On the assumption that the information in the First Pool Run is a complete and accurate representation of the Loan Pool, the sample sizes chosen were designed with the objective of us being able to state that we are 99% confident that not more than 1% of the population of the First Pool Run contained an error in the relevant attribute. Where errors were found in the Sample Pool, we have re-calculated the percentage errors that there might be in the First Pool Run and noted the revised percentage below. It is for you to ensure you understand this basis of reporting and to determine whether the errors are acceptable to you and for the purposes of the Issue.

2.	Pool agreed upon procedures

For each loan in the Sample Pool we carried out the following agreed upon procedures and have given a confidence and precision percentage for each procedure.

For the purposes of this report, the failure of a single attribute is termed an error.

2.1.	Borrower’s Name(s)

In respect of the paragraphs below (2.1.1 to 2.1.3) “substantially agreed” is defined as being able to identify the name(s) even where minor typographical errors or reversals of initials had occurred.

2.1.1.

For each loan in the Sample Pool, we have confirmed whether the borrower name(s) shown in the Sample Pool substantially agreed to that shown on the Application Form. We found the borrower name(s) substantially agreed to the Application Form, with no exception.

For this procedure, there is a 99% confidence that not more than 1% of the First Pool Run contained errors.

2.1.2.

For each loan in the Sample Pool, we have confirmed whether the borrower name(s) shown in the Sample Pool substantially agreed to that shown on the Offer Letter. We found the borrower name(s) substantially agreed to the Offer Letter, with no exception.

For this procedure, there is a 99% confidence that not more than 1% of the First Pool Run contained errors.

2.1.3.

For each loan in the Sample Pool, we have confirmed whether the borrower name(s) shown in the Sample Pool substantially agreed to that shown on either the CoT/RoT or completion letter. We found the borrower name(s) substantially agreed to the CoT/RoT or completion letter, with no exception.

For this procedure, there is a 99% confidence that not more than 1% of the First Pool Run contained errors.

2.2.	Property Address

We were instructed by the Parties that this procedure should not include agreeing the postcode if other segments of the property address were sufficient to substantially agree the property address. For new build properties, we were instructed to assume that differences between the property address shown in the Sample Pool and the loan documentation should not be considered errors, providing the property address was not substantially different. It is expected that the property address can change as a mortgage progresses from application to completion.

For the avoidance of doubt, where postcodes are missing, incomplete or incorrect, while other segments of the property address are substantially agreed, this is not deemed to be an error.

2.2.1.

For each loan in the Sample Pool, we have confirmed whether the security address shown in the Sample Pool substantially agreed to that shown on the Offer Letter. We found the security address substantially agreed to the Offer Letter, with no exception.

For this procedure, there is a 99% confidence that not more than 1% of the First Pool Run contained errors.

2.2.2.

For each loan in the Sample Pool, we have confirmed whether the security address shown in the Sample Pool substantially agreed to that shown on the Valuation Report. We found the security address substantially agreed to the Valuation Report, with no exception.

For this procedure, there is a 99% confidence that not more than 1% of the First Pool Run contained errors.

2.2.3.

For each loan in the Sample Pool, we have confirmed whether the security address shown in the Sample Pool substantially agreed to that shown on the CoT/RoT or completion letter. We found the security address substantially agreed to the CoT/RoT or completion letter, with no exception.

For this procedure, there is a 99% confidence that not more than 1% of the First Pool Run contained errors.

2.3.	Origination Date

For each loan in the Sample Pool, we have confirmed whether the origination date shown in the Sample Pool agreed to that shown on the CoT/RoT or completion letter, to within +/- 30 days. We found the origination date agreed to the CoT/RoT or completion letter, to within +/- 30 days, with no exception.

For this procedure, there is a 99% confidence that not more than 1% of the First Pool Run contained errors.

2.4.	Amount Advanced

For each loan in the Sample Pool, we have confirmed whether the amount advanced (excluding fees) shown in the Sample Pool agreed to that shown on the Offer Letter or KFI/product change document. We found the amount advanced (excluding fees) agreed to the Offer Letter or KFI/product change document, with no exception.

For this procedure, there is a 99% confidence that not more than 1% of the First Pool Run contained errors.

2.5.	Loan Term

For each loan in the Sample Pool, we have confirmed whether the term of the loan, recalculated using the origination date and the maturity date, agreed to within +/- 6 months to that shown on the Offer Letter or KFI/product change document. We found the term of the loan agreed to within +/- 6 months, to the Offer Letter or KFI/product change document, with no exception.

For this procedure, there is a 99% confidence that not more than 1% of the First Pool Run contained errors.

2.6.	Maturity Date

For each loan in the Sample Pool, we have confirmed whether the maturity date shown in the Sample Pool agreed to that shown in the System. We found the maturity date agreed to the System, with no exception.

For this procedure, there is a 99% confidence that not more than 1% of the First Pool Run contained errors.

2.7.	Loan Purpose

For each loan in the Sample Pool, we have confirmed whether the loan purpose shown in the Sample Pool agreed to that shown on the Application Form or Offer Letter. We found the loan purpose agreed to the Application Form or Offer Letter, with no exception.

For this procedure, there is a 99% confidence that not more than 1% of the First Pool Run contained errors.

2.8.	Valuation Date

For each loan in the Sample Pool, we have confirmed whether the valuation date shown in the Sample Pool agreed to within +/- 30 days, to that shown on the Valuation Report or valuer correspondence. We found the valuation date agreed to within +/- 30 days to the Valuation Report or valuer correspondence, with no exception.

For this procedure, there is a 99% confidence that not more than 1% of the First Pool Run contained errors.

2.9.	Valuation Amount

For each loan in the Sample Pool, we have confirmed whether the valuation amount shown in the Sample Pool agreed to that shown on the Valuation Report or valuer correspondence, to within +/- £3,000. We found the valuation amount agreed to the Valuation Report or valuer correspondence, to within +/- £3,000, except for 1 case.

Deloitte reference	Description of exception
383	Valuation Report = £155,000; Sample Pool = £168,000

For this procedure, there is a 99% confidence that not more than 2% of the First Pool Run contained errors.

2.10.	Property Tenure

For each loan in the Sample Pool, we confirmed whether the tenure of the property shown on the Sample Pool agreed with that shown on the Valuation Report or the Land Registry report. We found that the property tenure agreed with the Valuation Report or the Land Registry report, with no exception.

For this procedure, there is a 99% confidence that not more than 1% of the First Pool Run contained errors.

2.11.	Document Signatories

2.11.1.

For each loan in the Sample Pool, we have confirmed whether the Application Form was signed in the space designated for the borrower(s). We found the Application Form to be signed in the space designated for the borrower(s), with no exception.

For this procedure, there is a 99% confidence that not more than 1% of the First Pool Run contained errors.

2.11.2.

For each loan in the Sample Pool, we have confirmed whether the Valuation Report was signed in the space designated for the Surveyor. We found the Valuation Report to be signed in the space designated for the Surveyor, with no exception.

For this procedure, there is a 99% confidence that not more than 1% of the First Pool Run contained errors.

2.11.3.

For each loan in the Sample Pool, we have confirmed whether the CoT/RoT was signed in the space designated for the Solicitor. We found the CoT/RoT to be signed in the space designated for the Solicitor, with no exception.

For this procedure, there is a 99% confidence that not more than 1% of the First Pool Run contained errors.

2.12.	Credit Search

For each loan in the Sample Pool, we have confirmed whether a credit search had been carried out in the name of the borrower(s). We found a credit search had been carried out in the name of the borrower(s), with no exception.

For this procedure, there is a 99% confidence that not more than 1% of the First Pool Run contained errors.

2.13.	Interest Rates

2.13.1.

For each loan in the Sample Pool, we have confirmed whether the interest rate type shown in the Sample Pool agreed to that shown on the Offer Letter or KFI/product change document. We found the interest rate type agreed to the Offer Letter or KFI/product change document, with no exception.

For this procedure, there is a 99% confidence that not more than 1% of the First Pool Run contained errors.

2.13.2.

For each loan in the Sample Pool, we have confirmed whether the interest reset date shown in the Sample Pool agreed to that shown on the Offer Letter or KFI/product change document. We found the interest reset date agreed to the Offer Letter or KFI/product change document, with no exception.

For this procedure, there is a 99% confidence that not more than 1% of the First Pool Run contained errors.

2.13.3.

For each loan in the Sample Pool, we have confirmed whether the current interest rate margin shown in the Sample Pool agreed to that shown on the latest Offer Letter or KFI/product change document. We found the current interest rate margin agreed to the latest Offer Letter or KFI/product change document, with no exception.

For this procedure, there is a 99% confidence that not more than 1% of the First Pool Run contained errors.

2.13.4.

For each loan in the Sample Pool, we have confirmed whether the current interest rate index shown in the Sample Pool agreed to that shown on the latest Offer Letter or KFI/Product Change document. We found the current interest rate index agreed to the latest Offer Letter or KFI/Product Change document, with no exception.

For this procedure, there is a 99% confidence that not more than 1% of the First Pool Run contained errors.

2.14.	Current Balance

For each loan in the Sample Pool, we have confirmed whether the current outstanding balance as at the Cut-off Date shown in the Sample Pool agreed to that shown in the System. We found the current outstanding balance as at the Cut-off Date agreed to the System, with no exception.

For this procedure, there is a 99% confidence that not more than 1% of the First Pool Run contained errors.

2.15.	Arrears Balance

For each loan in the Sample Pool, we have confirmed whether the consolidated arrears balance as at the Cut-off Date shown in the Sample Pool, agreed to within ±£50 of that shown in the System. We found the consolidated arrears balance agreed to within ±£50 of that shown on the System, with no exception.

For this procedure, there is a 99% confidence that not more than 1% of the First Pool Run contained errors.

2.16.	Date last in arrears

For each loan in the Sample Pool, we have confirmed whether the date the loan was last in arrears, shown in the Sample Pool, agreed to that shown in the System. We found the date the loan was last in arrears, agreed to that shown in the System, with no exception.

For this procedure, there is a 99% confidence that not more than 1% of the First Pool Run contained errors.

2.17.	Repayment Type

For each loan in the Sample Pool, we have confirmed whether the repayment type shown in the Sample Pool agreed to that shown on the Offer Letter or KFI /product change document. We found the repayment type agreed to that shown on the Offer Letter or KFI /product change document, with no exception.

For this procedure, there is a 99% confidence that not more than 1% of the First Pool Run contained errors.

2.18.	Buy to Let (Y/N)

For each loan in the Sample Pool, we have confirmed whether the ‘Buy to Let’ status shown in the Sample Pool agreed to that shown on the Application Form. We found the ‘Buy to Let’ status agreed to that shown on the Application Form, with no exception.

For this procedure, there is a 99% confidence that not more than 1% of the First Pool Run contained errors.

2.19.	Monthly Payment Amount

For each loan in the Sample Pool, we have confirmed whether the monthly payment amount shown in the Sample Pool agreed to that shown in the System. We found the monthly payment amount agreed to that shown in the System, with no exception.

For this procedure, there is a 99% confidence that not more than 1% of the First Pool Run contained errors.

2.20.	Months in Arrears

For each loan in the Sample Pool, we have confirmed whether the months in arrears as at the Cut-off Date agreed to that shown in the System. We found that the months in arrears agreed to that shown in the System, with no exception.

For this procedure, there is a 99% confidence that not more than 1% of the First Pool Run contained errors.

2.21.	Income Confirmation

For each loan in the Sample Pool, we have confirmed whether there was evidence on the loan file that income confirmation had been obtained. Evidence is defined for loans recorded as Buy To Let “N”, as a copy of a P60, employer’s reference, bank statements, payslips, accountant certificate or financial statements. For loans recorded as Buy To Let “Y”, we confirmed that the rental income is shown on the valuation report or tenancy agreement. We found that there was evidence of income confirmation as specified above, with no exception.

For this procedure, there is a 99% confidence that not more than 1% of the First Pool Run contained errors.

2.22.	Flexible Loan Status

For each loan in the Sample Pool, we have confirmed whether the flexible loan status shown in the Sample Pool agreed to that shown on the System. We found the flexible loan status agreed to that shown on the System, with no exception.

For this procedure, there is a 99% confidence that not more than 1% of the First Pool Run contained errors.

2.23.	First Charge

For each loan in the Sample Pool, we have confirmed on the Land Registry whether Capital Home Loans Limited (the “Seller”) has first charge over the property. We found the Seller has first charge over the property, with no exception.

there is a 99% confidence that not more than 1% of the First Pool Run contained errors.

2.24.	Valuation Type

For each loan in the Sample Pool, we have confirmed whether the valuation type shown in the Sample Pool agreed to that shown on the Valuation Report. We found the valuation type agreed to that shown on the Valuation Report, with no exception.

For this procedure, there is a 99% confidence that not more than 1% of the First Pool Run contained errors.

2.25.	Borrower Year of Birth

For each loan in the Sample Pool, we have confirmed whether the primary borrower’s year of birth shown in the Sample Pool agreed to that shown on the Application Form or identification documents (passport or drivers licence). We found the primary borrower’s year of birth agreed to that shown on the Application Form or identification documents as defined above, with no exception.

For this procedure, there is a 99% confidence that not more than 1% of the First Pool Run contained errors.

2.26.	Borrower Type

For each loan in the Sample Pool, we have confirmed whether the borrower type shown in the Sample Pool agreed to that shown on the Offer Letter. We found the borrower type agreed to that shown on the Offer Letter, with no exception.

For this procedure, there is a 99% confidence that not more than 1% of the First Pool Run contained errors.

3.	Scope of our Asset Agreed Upon Procedures Report

The scope of our work in preparing this Asset Agreed Upon Procedures Report was limited solely to those procedures set out above. We were not engaged to and did not conduct an audit the objective of which would be the expression of an opinion on the matters subject to the procedures described above. Accordingly we do not express any opinion or overall conclusion on the procedures we have performed. You are responsible for determining whether the scope of our work specified is sufficient for your purposes and we make no representation regarding the sufficiency of these procedures for your purposes. If we were to perform additional procedures, other matters might come to our attention that would be reported to you.

This Asset Agreed Upon Procedures Report should not be taken to supplant any other enquiries and procedures that may be necessary to satisfy the requirements of the recipients of this Asset Agreed Upon Procedures Report.

This Asset Agreed Upon Procedures Report has been prepared for use in connection with the offering of securities inside of the United States and in accordance with United States attestation standards established by the American Institute of Certified Public Accountants and not in accordance with United Kingdom or other professional standards. This Asset Agreed Upon Procedures Report is only intended to be relied on in connection with any obligations or responsibilities in connection with the Issue that you may have under any legislation, regulations and/or rule of law under United States federal or state securities law. We accept no responsibility to, and deny any liability to, any person or in any way arising from or in connection with the use of this Asset Agreed Upon Procedures Report in connection with any offering of securities outside the United States.

4.	Use of this Asset Agreed Upon Procedures Report

Subject to the terms specified in in our Engagement Letter dated 22 January 2020, this Asset Agreed Upon Procedures Report is provided solely for the private information and use of the Issuer, the Seller, the Arranger, the Joint Lead Managers and the Managers and is not intended to be and should not be used by anyone other than the Issuer, the Seller, the Arranger, the Joint Lead Managers and the Managers. This Agreed Upon Procedures Report should not be included in any publicly filed or publicly available document nor should this Agreed Upon Procedures Report, the services performed hereunder, or Deloitte’s engagement hereunder be referred to in any publicly filed or publicly available document, in each case, except under the terms specified in our Engagement Letter. For the avoidance of doubt, the Arranger, the Joint Lead Managers and the Managers are being provided with the Asset Agreed Upon Procedures Report in their capacity as addressees and not the engaging party.

If you have any questions or would like to discuss the content of this Asset Agreed Upon Procedures Report please do not hesitate to contact Dan Keeble on 0207 303 4461.

Yours truly,

Deloitte LLP